Share-based Payment - Fair Value of Share Options and Assumptions (Detail)	Jul. 29, 2014 USD ($) yr
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share price	$ 21.11
Exercise price	$ 21.11
Expected volatility	47.40%
Expected dividends	5.81%
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Fair value at measurement date	$ 5.70
Expected option life (years) | yr	3.5
Risk-free interest rate	1.40%
Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Fair value at measurement date	$ 6.74
Expected option life (years) | yr	5.5
Risk-free interest rate	2.00%